Vehicles and Equipment on Operating Leases (Tables)	12 Months Ended
Mar. 31, 2014
Summary of Vehicles and Equipment on Operating Lease

Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2013	2014
Vehicles	2,999,294	3,674,969
Equipment	104,351	129,029
Less - Deferred income and other	(65,634)	(94,438)

	3,038,011	3,709,560
Less - Accumulated depreciation	(749,238)	(808,764)
Less - Allowance for credit losses	(8,020)	(7,220)

Vehicles and equipment on operating leases, net	2,280,753	2,893,576

Future Minimum Rentals from Vehicles and Equipment on Operating Leases

Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2015	554,040
2016	376,440
2017	159,207
2018	42,394
2019	11,535
Thereafter	7,530

Total minimum future rentals	1,151,146